Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001499453
Document Type	8-K/A
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	Spirit of Texas Bancshares, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-38484
Entity Tax Identification Number	90-0499552
Entity Address, Address Line One	1836 Spirit of Texas Way
Entity Address, City or Town	Conroe
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77301
City Area Code	936
Local Phone Number	521-1836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	STXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K (the “Original 8-K”) filed by Spirit of Texas Bancshares, Inc. (“Spirit”) on November 6, 2019, reporting under Item 2.01 the completion of the merger of Chandler Bancorp, Inc., a Texas corporation (“Chandler”), with and into Spirit, with Spirit continuing as the surviving corporation (the “Merger”), pursuant to the previously announced Agreement and Plan of Reorganization, dated as of July 24, 2019, by and between Spirit and Chandler, and joined in by Kidd Partners, Ltd., a Texas corporation, as the sole shareholder of Chandler. Under Item 9.01 of the Original 8-K, the Company stated that (a) the financial statements required by Item 9.01 would be filed by amendment to the Original 8-K no later than 71 days after the date on which the Original 8-K was required to be filed, and (b) the pro forma financial information required by Item 9.01 would be filed by amendment to the Original 8-K no later than 71 days after the date on which the Original 8-K was required to be filed. Accordingly, this Current Report on Form 8-K/A amends and restates Item 9.01 of the Original Form 8-K to present certain financial statements of Chandler and certain pro forma financial information, which are filed as exhibits hereto and are incorporated herein by reference. Except for this Explanatory Note, the filing of the financial statements and the pro forma financial information required by Item 9.01, and the consent of Payne & Smith, LLC filed herewith as Exhibit 23.1, there are no changes to the Original 8-K.